Equity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cost of revenue	$ 2,031	$ 1,859	$ 1,073	$ 1,280	$ 967	$ 876	$ 612	$ 141	$ 1,170	$ 5,238	$ 3,321	$ 5,179	$ 2,799
General and administrative	1,035	897	897							3,951	3,592	4,807	5,800
Engineering, research and development	160	132	132							363	259	299	643
Sales and marketing	598	561	561							2,188	1,699	2,448	1,281
Stock Option [Member]
Cost of revenue										6	19	23	24
General and administrative										580	613	769	1,752
Engineering, research and development										70	51	41	177
Sales and marketing										63	74	169	113
Option expense before tax										719	757	1,002	2,066
Benefit for income tax										0	0	0	0
Net option expense										$ 719	$ 757	$ 1,002	$ 2,066